Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2021 INR (₨)
Benefit payments
2022	₨ 1,271.4
2023	1,058.3
2024	927.5
2025	837.2
2026	746.1
2027 - 2031	₨ 3,017.0